Pension plan obligations (Details 6)	12 Months Ended
Dec. 31, 2024
Discount Rate [Member] | Increase Of 1.00% [Member] | G1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 243,450
Discount Rate [Member] | Increase Of 1.00% [Member] | G0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 222,419
Discount Rate [Member] | Decrease Of 1.00% [Member] | G1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 291,137
Discount Rate [Member] | Decrease Of 1.00% [Member] | G0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 217,030
Life Expectation [Member] | Increase Of 1 Year [Member] | G1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 51,425
Life Expectation [Member] | Increase Of 1 Year [Member] | G0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 78,548
Life Expectation [Member] | Decrease Of 1 Year [Member] | G1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 50,329
Life Expectation [Member] | Decrease Of 1 Year [Member] | G0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 74,038
Wage Increase Rate [Member] | Increase Of 1.00% [Member] | G1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 20,084
Wage Increase Rate [Member] | Increase Of 1.00% [Member] | G0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 131,202
Wage Increase Rate [Member] | Decrease Of 1.00% [Member] | G1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 21,043
Wage Increase Rate [Member] | Decrease Of 1.00% [Member] | G0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 124,063